Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations	12 Months Ended
Dec. 31, 2020
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(4)
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Bonds [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	53
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(11)
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Bonds [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	44
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book USD Offshore Libor Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(9)
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book Spread USD On/Off Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(350)
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	5
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Bonds [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	63
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	2
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Bonds [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	58
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book USD Offshore Libor Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(15)
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book Spread USD On/Off Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(334)